Restructuring and related expenses	12 Months Ended
Dec. 31, 2018
Restructuring and related expenses
Restructuring and related expenses

Note 22—Restructuring and related expenses

White Collar Productivity  program

From September 2015 to December 2017, the Company executed a restructuring program to make the Company leaner, faster and more customer-focused. The program involved the rapid expansion and use of regional shared service centers as well as a streamlining of global operations and head office functions, with business units moving closer to their respective key markets. The program involved various restructuring initiatives across all operating segments and regions.

As of December 31, 2017, the Company had incurred substantially all costs related to the White Collar Productivity program.

Liabilities associated with the White Collar Productivity program are primarily included in “Other provisions”. The following table shows the activity from the beginning of the program to December 31, 2018:

		Contract settlement,
	Employee	loss order
($ in millions)	severance costs	and other costs	Total
Liability at January 1, 2015	—	—	—
Expenses	300	3	303
Cash payments	(27)	—	(27)
Liability at December 31, 2015	273	3	276
Expenses	182	3	185
Cash payments	(91)	(2)	(93)
Change in estimates	(85)	(1)	(86)
Exchange rate differences	(17)	(1)	(18)
Liability at December 31, 2016	262	2	264
Expenses	28	3	31
Cash payments	(92)	(4)	(96)
Change in estimates	(118)	—	(118)
Exchange rate differences	21	—	21
Liability at December 31, 2017	101	1	102
Cash payments	(55)	—	(55)
Change in estimates and exchange rate differences	(13)	—	(13)
Liability at December 31, 2018	33	1	34

The change in estimates during 2017 of $118 million is mainly due to higher than expected rates of attrition and internal redeployment. The reduction in the liability was recorded in income from operations, primarily as reductions in “Total cost of sales” of  $53 million and in “Selling, general and administrative expenses” of $55 million.

The change in estimates during 2016 of $86 million is due to significantly higher than expected rates of attrition and internal redeployment and a lower than expected severance cost per employee for the employee groups affected by the first phase of restructuring initiated in 2015. The reduction in the liability was recorded in income from operations, primarily as reductions in “Total cost of sales” of $38 million and in “Selling, general and administrative expenses” of $35 million.

The following table outlines the net costs incurred in 2017 and 2016 and the cumulative net costs incurred up to December 31, 2017:

			Cumulative costs
	Net costs incurred in		incurred up to
($ in millions)	2017(1)	2016(1)	December 31, 2017(1)
Electrification Products	(17)	15	72
Industrial Automation	(23)	34	106
Robotics and Motion	(14)	26	56
Corporate and Other	(32)	32	91
Total	(86)	107	325
(1)	Amounts in the table above have been recast to reflect the reorganization of the Company’s operating segments in 2018 as outlined in Note 23.

The Company recorded the following expenses, net of changes in estimates, under this program:

			Cumulative costs
			incurred up to
($ in millions)	2017	2016	December 31, 2017
Employee severance costs	(90)	97	307
Estimated contract settlement, loss order and other costs	3	2	8
Inventory and long-lived asset impairments	1	8	10
Total	(86)	107	325

Expenses, net of changes in estimates, associated with this program are recorded in the following line items in the Consolidated Income Statements:

($ in millions)	2017	2016
Total cost of sales	(47)	57
Selling, general and administrative expenses	(35)	35
Non-order related research and development expenses	(5)	1
Other income (expense), net	1	14
Total	(86)	107

OS program

In December 2018, the Company announced a two-year restructuring program with the objective to simplify its business model and structure through the implementation of a new organizational structure driven by its businesses. The program includes the planned elimination of the country and regional structures within the current matrix organization, including the elimination of the three regional Executive Committee roles. The operating businesses will each be responsible for both their customer-facing activities and business support functions, while the remaining Group-level corporate activities will primarily focus on Group strategy, portfolio and performance management, capital allocation and core technologies. The program is expected to be performed over two years and incur restructuring expenses of $350 million.

The following table outlines the costs incurred in 2018, the cumulative costs incurred to date and the total amount of costs expected to be incurred under the program per operating segment:

		Cumulative costs
	Costs incurred	incurred up to	Total
($ in millions)	in 2018	December 31, 2018	expected costs
Electrification Products	32	32	40
Industrial Automation	21	21	60
Robotics and Motion	1	1	50
Corporate and Other	11	11	200
Total	65	65	350

In 2018, restructuring expenses recorded for this program relate to employee severance costs and are included in the following line items in the Consolidated Income Statements:

($ in millions)	2018
Total cost of sales	35
Selling, general and administrative expenses	23
Non-order related research and development expenses	3
Other income (expense), net	4
Total	65

At December 31, 2018, liabilities associated with the program amount to $65 million and are primarily included in “Other provisions”.

Other restructuring-related activities

In  2018, 2017 and 2016, the Company executed various other  restructuring-related activities and incurred charges of $116 million, $181 million and $133 million, respectively.

($ in millions)	2018	2017	2016
Employee severance costs	74	130	66
Estimated contract settlement, loss order and other costs	29	32	32
Inventory and long-lived asset impairments	13	19	35
Total	116	181	133

Expenses associated with these activities are recorded in the following line items in the Consolidated Income Statements:

($ in millions)	2018	2017	2016
Total cost of sales	24	119	69
Selling, general and administrative expenses	52	10	4
Non-order related research and development expenses	2	—	5
Other income (expense), net	38	52	55
Total	116	181	133

At December 31, 2018 and 2017, $245 million and $246 million, respectively, was recorded for other restructuring-related liabilities and is primarily included in “Other provisions”.